Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
		(As Restated)
Accrued professional services	$2,608	$1,596
Accrued royalties	1,435	1,689
Accrued tax liabilities	1,023	822
Other accrued expenses	1,525	1,948
Total accrued expenses and other current liabilities	$6,591	$6,055

Note 10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2023	2022
	(As Restated)	(As Restated)
Accrued professional services	$1,596	$1,409
Accrued royalties	1,689	815
Accrued tax liabilities	822	186
Other accrued expenses	1,948	2,737
Total accrued expenses and other current liabilities	$6,055	$5,147